Joint Ventures - Investments Accounted for Under Equity Method of Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	$ 631,199	$ 585,794	$ 86,417
Other (Losses) Gains
Disclosure of joint ventures [line items]
Share in income (loss) of joint ventures accounted for using the equity method	(132)	758
Other non-current provisions
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	770	1,259	766
Total for all joint ventures
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	584,951	561,921
Share in income (loss) of joint ventures accounted for using the equity method	422	1,922	(6,061)
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	(866)	(2,302)
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	8,422
Share in income (loss) of joint ventures accounted for using the equity method	148	2,491	(6,564)
Share in other comprehensive income of associates accounted for using the equity method	0	(577)	2,450
Share on total comprehensive income of joint ventures accounted for using the equity method	148	1,914	(4,114)
Pavoni & C. SpA
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	8,390	7,508
Share in income (loss) of joint ventures accounted for using the equity method	274	189	396
Share in other comprehensive income of associates accounted for using the equity method	584	(276)	139
Share on total comprehensive income of joint ventures accounted for using the equity method	858	(87)	535
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	0	(758)	107
Share in other comprehensive income of associates accounted for using the equity method	(13)	265	1,583
Share on total comprehensive income of joint ventures accounted for using the equity method	(13)	(493)	1,690
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	3,535
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	7	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	7	0	0
Azure Minerals
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	576,303	542,456
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	31,940	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	31,940	0	0
SH Mining Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	258	0
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0	0
Joint Venture Total
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	0	(866)	(2,302)
Share in other comprehensive income of associates accounted for using the equity method	32,518	(588)	4,172
Share on total comprehensive income of joint ventures accounted for using the equity method	32,940	1,334	(1,889)
SQM Vitas Peru S.A.C.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	0	(866)	(2,302)
Share in other comprehensive income of associates accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	$ 0	$ (866)	$ (2,302)